INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2015	2014	2013
U.S. Federal	$85,585	$74,561	$62,616
State	9,431	10,325	9,234
Foreign	9,661	6,953	5,810

	$104,677	$91,839	$77,660

Current	$99,990	$91,550	$69,071
Deferred	4,687	289	8,589

	$104,677	$91,839	$77,660

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2015	2014	2013
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.3	3.0	3.3
Tax effects on foreign income	(0.3)	(1.0)	(1.3)

Effective income tax rate attributable to Watsco, Inc.	37.0	37.0	37.0
Taxes attributable to non-controlling interest	(5.4)	(6.4)	(7.7)

Effective income tax rate	31.6%	30.6%	29.3%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2015	2014
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$1,794	$3,262
Self-insurance reserves	519	759
Allowance for doubtful accounts	1,053	992
Other current deferred tax assets	1,921	1,588

Total current deferred tax assets (1)	5,287	6,601

Long-term deferred tax assets:
Share-based compensation	23,603	20,108
Other long-term deferred tax assets	352	746
Net operating loss carryforwards	207	221

	24,162	21,075
Valuation allowance	—	—

Total long-term deferred tax assets (2)	24,162	21,075

Current deferred tax liabilities:
Other current deferred tax liabilities	(686)	(536)

Total current deferred tax liabilities (1)	(686)	(536)

Long-term deferred tax liabilities:
Deductible goodwill	(83,868)	(80,404)
Depreciation	(3,774)	(2,992)
Other long-term deferred tax liabilities	(1,533)	(1,320)

Total long-term deferred tax liabilities (2)	(89,175)	(84,716)

Net deferred tax liabilities	$(60,412)	$(57,576)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2012	$2,474
Additions based on tax positions related to the current year	673
Reductions due to lapse of applicable statute of limitations	(12)

Balance at December 31, 2013	3,135
Additions based on tax positions related to the current year	751
Reductions due to lapse of applicable statute of limitations	(167)

Balance at December 31, 2014	3,719
Additions based on tax positions related to the current year	871
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)

Balance at December 31, 2015	$3,513